RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of detailed information about right-of-use assets (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Beginning	$ 208,828
Right-of-Use Assets, Ending	100,835	$ 208,828
Office Leases [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Beginning	312,715	304,438
Foreign exchange adjustment		8,277
ROU asset adjustment	(123,649)
Right-of-Use Assets, Ending	189,066	312,715
Office Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Beginning	(103,887)	(25,077)
Depreciation for the year	63,119	76,519
Foreign exchange adjustment		2,291
ROU asset adjustment	(78,775)
Right-of-Use Assets, Ending	$ (88,231)	$ (103,887)